ACQUISITION OF MORNING STAR - Unaudited pro forma financial information - (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 HKD ($)
ACQUISITION OF MORNING STAR
Revenue, net	$ 31,535	$ 82,840	$ 253,840
Cost of revenues	31,193	82,194	248,583
Gross Profit	342	646	5,257
Selling and marketing expenses	3,313	2,097	481
General and administrative expenses	18,013	46,488	43,734
Total operating expenses	21,326	48,585	187,870
Loss from operations	(20,984)	(47,939)	(182,613)
Other income (expenses), net	(9)	728	(4)
Foreign currency exchange gain (loss)	(10)	(139)	(432)
Interest expense, net	(525)	(1,034)	(245)
Gain on disposal of subsidiaries	(64)	(1,578)
Change in fair value of warrants	(208)	316	1,995
Impairment of prepaid expenses and other current assets	(23,262)	(22,921)	(4,216)
Total other income (expenses), net	(32,798)	(36,606)	(14,044)
Loss Before Income Tax	(53,782)	(84,545)	(196,657)
Income tax benefit (expenses)	228	(74)	729
Net Loss	(53,554)	$ (84,619)	$ (195,928)
Business acquisition, proforma information
Revenues, net	31,535			$ 257,631
Cost of revenues	31,193
Gross profit	342
Selling and marketing expenses	3,313
General and administrative expenses	18,549
Total operating expenses	21,862
Loss from operations	(21,520)
Other income (expenses), net	(9)
Foreign currency exchange gain (loss)	(10)
Interest expense, net	(525)
Gain on disposal of subsidiaries	64
Change in fair value of warrants	(208)
Impairment of prepaid expenses and other current assets	(32,110)
Total other income (expenses), net	(32,798)
Loss Before Income Taxes	(54,318)
Income tax benefit (expenses)	362
Net loss	(53,956)			$ (191,468)
Pro Forma Adjustment
Business acquisition, proforma information
General and administrative expenses	536
Total operating expenses	536
Loss from operations	(536)
Loss Before Income Taxes	(536)
Income tax benefit (expenses)	134
Net loss	(402)
Morning Star
Business acquisition, proforma information
General and administrative expenses	69
Total operating expenses	69
Loss from operations	(69)
Loss Before Income Taxes	(69)
Net loss	(69)
Kaxin
ACQUISITION OF MORNING STAR
Revenue, net	31,535
Cost of revenues	31,193
Gross Profit	342
Selling and marketing expenses	3,313
General and administrative expenses	17,944
Total operating expenses	21,257
Loss from operations	(20,915)
Other income (expenses), net	(9)
Foreign currency exchange gain (loss)	(10)
Interest expense, net	(525)
Gain on disposal of subsidiaries	64
Change in fair value of warrants	(208)
Impairment of prepaid expenses and other current assets	(32,110)
Total other income (expenses), net	(32,798)
Loss Before Income Tax	(53,713)
Income tax benefit (expenses)	228
Net Loss	$ (53,485)